DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
401(k) Plan
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

McDONALD’S CORPORATION 401(k) PLAN

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024

NOTE 1 - DESCRIPTION OF PLAN

General: The McDonald’s Corporation 401(k) Plan (the “Plan”) is the only tax-qualified retirement plan maintained by McDonald’s Corporation (“McDonald’s” or “Company”) or any of its subsidiaries. The Plan was last amended and restated effective as of January 1, 2020. The Plan was subsequently amended:

●	December 21, 2020 (First Amendment) to allow Roth contributions and hardship withdrawals, to implement a 20% cap on balance transfers into the McDonald’s Company Stock Fund, and to incorporate certain Coronavirus Aid, Relief, and Economic Security Act (CARES Act) and Setting Every Community Up for Retirement Enhancement Act (SECURE Act) provisions.
●	September 1, 2021 (Second Amendment) to provide that tax gross-up payments are not considered eligible compensation and to raise the cap on the contribution limits to 75% of eligible compensation.
●	May 1, 2022 (Third Amendment) to prohibit the payment of cash dividends under $25 and to remove Dynamic Yield Inc. as a participating employer.
●	January 1, 2024 (Fourth Amendment) to change the definition of Restaurant Management Employee effective October 31, 2023. Newly eligible Restaurant Management Employees are automatically enrolled up to 3% of eligible compensation effective March 1, 2024 and all Restaurant Management Employees are subject to automatic annual increases of 1% until they are contributing 6% of eligible compensation. Effective January 1, 2024, to prohibit a participant taking a second loan if current loan is in default. The SECURE 2.0 Act of 2022 changed the Required Minimum Distribution to April 1st of the calendar year turning 73 years old. Also, forced rollover of balances under $7,000 for terminated employees to a specified IRA if the terminated employee otherwise fails to direct the distribution. Finally, adding Astral Arches of IL LLC and Astral Arches of TX LLC as participating employers under the Plan effective November 1, 2023.
●	January 1, 2025 (Fifth Amendment)
◦	Allows employees to elect to receive matching contributions as Roth contributions.
◦	Adds the following SECURE 2.0 provisions:
▪	Provides that the account balances of terminated employees be transferred to an automatic portability IRA if the participant fails to elect a distribution or rollover and the account balance does not exceed $7,000;
▪	Allows employees between ages 60-63 to make enhanced catch up contributions;
▪	Allows participants impacted by disasters to take withdrawals and to suspend loan repayments;
▪	Allows terminally ill participants to take withdrawals; and
▪	Expands eligibility for long-term part-time employees.
◦	Revises Plan governance.

The “plan administrator” of the Plan for purposes of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) is the McDonald’s Corporation Plan Fiduciary Committee (prior to January 1, 2025 the McDonald’s Corporation 401(k) Plan Administrative Committee) (the “Committee”). The Committee contracted with Empower to be the recordkeeper of the Plan as of January 1, 2020 and the Empower affiliate Advised Assets Group, LLC as the provider of managed account services as of that date. The initial term of the Empower recordkeeping agreement was extended for five years effective as of January 1, 2024. Northern Trust is the directed Trustee of the Plan Trust. The Committee has named Aon as the named fiduciary and investment manager of the Plan with respect to investments other than the McDonald’s Common Stock Fund and managed account services. The managed account services ended on December  31, 2024. The Committee appointed Gallagher Fiduciary Liability Advisors LLC effective September 30, 2023 as the independent fiduciary overseeing McDonald’s Common Stock Fund. The Committee meets at least four times a year and maintains an Investment Policy Statement and a Charter.

Eligibility: To be eligible, an employee must be at least 21 years of age, have a valid Social Security number, and be on the U.S. payroll of the Company or a participating employer. For purposes of the eligibility and contribution description below, the term “Company” includes McDonald’s Corporation and all participating employers.

Restaurant management employees and staff employees (including part-time staff employees) are eligible to make before-tax or Roth after-tax contributions, up to 75% of eligible compensation beginning the first day of the month after completing one full calendar month of employment. Vice Presidents and above, crew employees and interns are eligible to make 401(k) or Roth contributions after one year of eligibility service. As of March 1, 2024, restaurant management employees are enrolled automatically at a contribution level of 3% of eligible compensation as soon as they have completed one year of service and attained age 21 (the percentage may be changed by the restaurant management employee). Prior to March 1, 2024, the applicable percentage was 1% of eligible compensation. For those auto enrolled participants who do not make investment elections for new contributions to the Plan, all contributions to the Plan, both participant and Company contributions, are invested in the age-appropriate target date fund for participants. Participating employees begin to receive matching contributions once they reach one year of eligibility service. The match is $1 for every $1 of contributions to the Plan, up to a maximum of 6% of eligible compensation.

Contributions: Participants may contribute up to 75% of their eligible compensation, as before-tax or Roth after-tax contributions, or a combination of both, up to the applicable statutory limits on contributions and compensation. Highly compensated employees are not able to make contributions in their second calendar year of employment until the first of the month on or after they complete one anniversary year with at least 1,000 hours of service under the Plan.

The Plan also offers eligible participants the opportunity to make catch-up contributions up to the applicable annual limits. Participants may also make permissible rollovers into the Plan.

Participants direct the investment of their contributions and Company matching contributions into various investment options offered under the Plan. If a participant fails to direct investment of contributions, the Plan’s qualified default investment alternatives are age-based target date funds. The investment funds under the Plan are the Growth Fund, Income Fund, Inflation Strategy Fund, Capital Preservation Fund, Large Cap Equity Index Fund, Small & Mid Cap Equity Index Fund, International Equity Index Fund, Bond Index Fund, McDonald’s Common Stock Fund, and the McDonald’s ESOP Stock Fund. Caps are in place to limit the amount that a participant can invest in the McDonald’s Common Stock Fund. State Street Target Date funds are as follows: Retirement Fund, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2060, Retirement 2065 and Retirement 2070.

The Company matches (after one year of eligibility service and attainment of age 21) $1 for every $1 of contributions to the Plan, up to a maximum of 6% of eligible compensation (as defined under the Plan document).

A “true-up” calculation will be performed at the end of each calendar year and will be posted to participant accounts in January of the following year. Where a terminated participant’s or beneficiary’s distribution checks go uncashed for 180 days, the cash is held in a commingled distribution account. The Committee has directed Empower to locate “lost” participants and beneficiaries to attempt to connect them with their distributions. If the participant or beneficiary cannot be located after two years, the amount of their uncashed distributions may be used for Plan expenses. When the participant or beneficiary subsequently seeks reissuance of the distribution check, the check is reissued without adjustment for interest or investment gain or loss. The year end balances in uncashed checks following two years of $49,000 and $45,000 were used to pay Company matching contributions as of December 31, 2025 and 2024, respectively.

Participant Accounts: Participants can elect, daily when the markets are open, to have their existing account balances, as well as contributions, invested in 1% increments in one or any combination of the Plan’s investment options subject to the cap for investing in the McDonald’s Common Stock Fund. If more than 20% of a participant’s Plan account is invested in the McDonald’s Common Stock Fund, the participant is not able to contribute more into the McDonald’s Common Stock Fund. If a participant’s account is less than 20% invested in the McDonald’s Common Stock Fund, the participant may elect to have up to 20% of new contributions invested in the McDonald’s Common Stock Fund.

Each participant’s account is credited with the participant’s elective and Company matching contributions and true-up match (if any) and investment gains and losses, distributions, and charged with an allocated portion of investment expenses.

Vesting: All contributions made under the Plan are 100% vested.

Diversification: Participants may invest their Plan accounts among all Plan investment options subject to the cap on investments into the McDonald’s Common Stock Fund.

Loans: Employees may take a loan from their Plan account. The minimum loan is $1,000 and the maximum loan is equal to the lesser of $50,000 or 50% of their vested balance reduced by the participant’s highest outstanding loan balance during the preceding 12-month period. All loans are currently subject to a $75 processing fee. Loan terms range from 12 months up to five years. In 2020, the ability to take a second loan was added. The loans are secured by the balance in the participant’s account and bear interest based on the prime rate in effect on the first day of the month in which the loan is requested, plus 1%. Principal and interest are paid ratably through payroll deductions. If a participant terminates with an unpaid loan exceeding $1,000 and does not take a full distribution, the participant has 90 days to pay off the loan in full or elect to use the direct debit feature and continue to make monthly payments for the remaining loan term.

Qualified Domestic Relations Orders (“QDROs”): Domestic Relations Orders received are reviewed to determine if they satisfy the Plan’s QDRO guidelines. There is a processing fee of $300 for each review. The $300 fee is subtracted from the participant’s account unless the QDRO states the fee is to be split between the participant and the alternate payee.

Payment of Benefits: Participants who terminate their employment with the Company and all other companies or entities that are owned or controlled 80% or more by the Company are entitled to receive the balance in their Plan accounts within a reasonable time following their termination. Effective as of January 1, 2024, no terminated employee’s Plan account will be automatically cashed out. Instead, if a terminated employee whose Plan account balance is less than the applicable legal threshold (currently $7,000) and who fails to direct a distribution, the participant’s Plan account balance will automatically be rolled over to an Inspira Financial IRA through December 31, 2024 and thereafter to the auto portability provider.

If a terminated employee’s Plan account remains in the Plan, the Plan account will continue to be subject to investment gains and losses and will continue to be invested in accordance with the participant’s investment elections (See Note 1: Contributions).

Distributions may be in the form of a lump sum or installment payments or a combination of lump sum and installment payments.

In-Service Withdrawals: Participants 59½ or older who are actively employed by McDonald’s or another participating employer may withdraw all or any part of their account balances under the Plan at any time.

Pass Through Dividend Election: Participants may choose whether dividends earned on shares of McDonald’s common stock will be paid directly to them in cash or reinvested in the McDonald’s Common Stock Fund in the Plan. Dividends $25 and under are automatically reinvested.